4. Reverse Merger and Recapitalization (Details Narrative) (September 30, 2019) - Former Parent [Member]	12 Months Ended
Dec. 19, 2018 USD ($) shares
Cash paid for acquisition	$ 3,500,000
Debt assumed after merger	10,000,000
Accrued interest assumed after merger	$ 992,887
Stock issued for merger | shares	600,000
Stock issued for reverse capitalization | shares	11,492,999